CUSTOMERS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2022
Geographic Areas, Revenues from External Customers [Abstract]
CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 9: CUSTOMERS AND GEOGRAPHIC INFORMATION

a. The following table presents the total revenues for the six months ended June 30, 2021 and 2022, allocated to the geographic areas in which it was generated. Revenues are attributed to geographic areas based on the location of the end-users.

	Six months ended June 30,
	2021	2022
	Unaudited
North America	$24,713	$28,296
Europe	25,231	22,791
Africa	11,659	10,032
Asia-Pacific and Middle East	16,970	17,239
India	35,875	37,300
Latin America	22,443	25,335

	$136,891	$140,993

b.Major customer data as a percentage of total revenues:

In the six months ended June 30, 2021, the Company had revenues from a single customer that represents a group of affiliated companies equaling 20.1% of total revenues. In the six months ended June 30, 2022, the Company had revenues from two customers that represent two groups of affiliated companies equaling 22.4% and 14% of total revenues.